Derivatives and Hedge Accounting Activities (Volume of Derivative Activity) (Detail)	6 Months Ended
	Jun. 30, 2019 USD ($) MWh Bcf gal
Fixed Price - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	111	[1]
Fixed Price - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	39	[1]
Basis - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	248
Basis - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	141
Basis - Natural Gas - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | Bcf	1
Fixed Price - Electricity - Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	5,881,750
Financial Transmission Rights - Electricity- Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	104,772,623
Financial Transmission Rights - Electricity- Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	104,772,623
NGLs - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | gal	18,648,000
NGLs - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | gal	18,648,000
Interest Rate - Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 1,150,000,000	[2]
Interest Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	850,000,000	[2]
Interest Rate - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	300,000,000	[2]
Foreign Exchange - Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	0	[2],[3]
Foreign Exchange - Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 0	[2],[3]
Fixed Price - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	67	[1]
Fixed Price - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	22	[1]
Basis - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	525
Basis - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	455
Basis - Natural Gas - Non-current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | Bcf	0
Fixed Price - Electricity - Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	771,800
Financial Transmission Rights - Electricity- Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh	0
Financial Transmission Rights - Electricity- Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh	0
NGLs - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | gal	0
NGLs - Non-current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Volume of derivative activity | gal	0
Interest Rate - Non-current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 5,394,066,073	[2]
Interest Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	1,200,000,000	[2]
Interest Rate - Non-current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	1,000,000,000	[2]
Foreign Exchange - Non- Current Derivative Contract
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	280,000,000	[2],[3]
Foreign Exchange - Non- Current Derivative Contract | Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros) | $	$ 280,000,000	[2],[3]

[1]	Includes options.
[2]	Maturity is determined based on final settlement period.
[3]	Euro equivalent volumes are €250,000,000.